Consolidated Statements of Shareholders' Equity (Parenthetical) (TalkTalk [Member])	0 Months Ended
Dec. 24, 2013
TalkTalk [Member]
Percentage of acquired equity interests	62.50%
Equity interests held by Kalends Group	22.50%